COMMITMENTS AND CONTINGENCIES COMMITMENTS AND CONTINGENCIES (TABLES)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Operating Leases and Sponsorship Agreements, Future Required Minimum Payments [Table Text Block]	Future required minimum payments as of December 31, 2011, were as follows (dollars in millions):

2012	$48.9
2013	35.6
2014	28.7
2015	22.9
2016	20.2
Thereafter	44.1
Total	$200.4